Note 30 - Fixed and Floating Rate Trust Preferred Securities (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Fixed and Floating Rate Trust Preferred Securities [Abstract]
Fixed rate	[1]	€ 0	€ 0
Floating rate	[1]	500	528
Total trust preferred securities	[1]	€ 500	€ 528

[1]	Perpetual instruments, redeemable at specific future dates at the Group’s option.